Share based compensation - Share-based Payment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based payment charge	$ 0.1	$ 0.7	$ 3.9